Keyuan Petrochemicals, Inc. (Parent Company) (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011		Dec. 31, 2010
Condensed statements of operations
General and administrative expenses	$ 2,656,620	$ 4,529,744	$ 5,266,815	$ 7,764,824	$ 17,858,807		$ 9,517,814
Interest expense	2,930,281	2,638,734	7,308,982	5,835,364	15,796,772		9,945,389
Loss before income taxes	(1,932,625)	1,156,711	(4,916,809)	(6,309,583)	4,289,578		(50,613,127)
Income tax expense	870,277	665,828	2,009,649	2,917,979	2,851,718	[1]	13,492,704	[1]
Net income (loss) attributable to Keyuan Petrochemicals Inc. stockholders	(1,062,348)	1,822,539	(2,907,340)	(3,391,604)	7,141,296		(37,120,423)
Parent Company [Member]
Condensed statements of operations
General and administrative expenses					9,757,782		2,108,043
Interest expense					4,041		810
Loss before income taxes					9,761,823		2,108,853
Income tax expense
Net income (loss) attributable to Keyuan Petrochemicals Inc. stockholders					$ 9,761,823,000		$ 2,108,853,000

[1]	Note 20